Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 8 - LEASES:

a.	Right-of-use assets:

			Cost					Accumulated depreciation			Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2022:
Offices	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
Composition in 2021:
Offices	332	-	-	(4)	328	124	106	-	(3)	227	101
	332	-	-	(4)	328	124	106	-	(3)	227	101
Composition in 2020:
Offices	304	-	-	28	332	16	99	-	9	124	208
	304	-	-	28	332	16	99	-	9	124	208

b.	Lease liabilities:

	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2022 -
Offices	127	166	3	(120)	(10)	166
Total	127	166	3	(120)	(10)	166
Composition in 2021 -
Offices	219	-	7	(103)	4	127
Total	219	-	7	(103)	4	127
Composition in 2020
Offices	288	-	10	(96)	17	219
Total	288	-	10	(96)	17	219

	As of December 31
	2022	2021
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	78	127
	78	127
Non-current lease liabilities
Offices	88	-
	88	-
Total	166	127

c.	Additional disclosure:

1)	The Group was a party to a contract that is affected by IFRS 16 and constitutes a rental space in Israel that was signed in November 2019. The agreed rental period is 24 months plus an extension option of an additional 12 months. The extension option held is exercisable only by the Group and not by the lessor. During 2021 the group exercised its option for additional 12 months until October 31, 2022. This liability was measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as of November 2019 – 4%.

2)	In December 2022 the Group signed a new lease contract that is affected by IFRS 16. See note 2q. This liability was measured at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate as of December 2022 – 7%.

3)	To secure the Group’s lease obligation on its offices, the Group has provided a bank guarantee in the amount of $33 for the benefit of the lessor.

4)	As of December 31, 2022, future lease payments under the leases were:

Total
Year:	in USD thousands
2023	85
2024	94
179

5)	In 2022 and in 2021, a short-term lease with a lease term of fewer than 12 months without a purchase option is recognized as an expense in profit or loss at the amount of $12 and $10, respectively.